Marketable Securities	12 Months Ended
Dec. 31, 2022
Theralink Technologies Inc [Member]
Marketable Securities

NOTE 3 – MARKETABLE SECURITIES

During the fiscal year ended 2017, the Company acquired 1,000,000 shares of common stock of Amarantus BioScience Holdings, Inc. (“AMBS”) with a fair value of $40,980. The AMBS common stock is recorded as marketable securities in the accompanying balance sheets. The Company adjusts the fair value of the security at every reporting period and the change in fair value is recorded in the statements of operations as unrealized gain or (loss) on marketable securities. During the years ended September 30, 2023 and 2022, the Company recorded $2,900 and $7,300 of unrealized loss on marketable securities, respectively. As of September 30, 2023 and 2022, the fair value of these shares was $800 and $3,700, respectively.